Loss Per Share (Details) - Schedule of Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share [Abstract]
Shares used in computing net loss per ordinary share, diluted	5,848,737	5,671,786	4,159,870
Net loss per ordinary share, diluted	$ 3.00	$ 3.37	$ 4.14